CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2014
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

25.CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

CONDENSED BALANCE SHEETS

(Amounts in thousands of Renminbi (“RMB”) and US dollars (“US$”))

	As of December 31,
	2013	2014
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	117,626	73,408	11,831
Restricted cash	60,000	—	—
Prepaid expenses and other current assets	9,477	2,256	363
Short term investment	24,636	25,219	4,065

Total current assets	211,739	100,883	16,259

Non-current assets:
Property and equipment, net	8,359	5,565	897
Long term investments	13,847	16,539	2,666
Investments in subsidiaries and consolidated VIEs	423,804	714,317	115,127

Total non-current assets	446,010	736,421	118,690

TOTAL ASSETS	657,749	837,304	134,949

LIABILITIES AND SHAREHOLDERS’ EQUITY:
Current liabilities:
Accrued expenses and other payables	4,616	2,357	380

Total current liabilities	4,616	2,357	380

Total liabilities	4,616	2,357	380

Shareholders’ equity:
Ordinary shares (US$0.0001 par value; 1,000,000,000 and 1,000,000,000 shares authorized; 374,464,476 and 430,738,131 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	282	310	50
Additional paid-in capital	1,247,730	1,424,075	229,519
Treasury stock	(73,101)	(41,940)	(6,760)
Statutory reserves	1,326	1,326	214
Accumulated deficit	(524,261)	(550,610)	(88,742)
Accumulated other comprehensive income	1,157	1,786	288

Total shareholders’ equity	653,133	834,947	134,569

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	657,749	837,304	134,949

CONDENSED STATEMENTS OF COMPREHENSIVE LOSS

(Amounts in thousands of Renminbi (“RMB”) and US dollars (“US$”))

	For the years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$

General and administrative expenses	(9,210)	(14,072)	(8,189)	(1,320)
Impairment of an available-for-sale investment	—	(1,217)	—	—

Operating loss	(9,210)	(15,289)	(8,189)	(1,320)

Interest income	657	1,075	2,727	440
Other income	680	6	—	—
Foreign exchange (loss) gain	(2,437)	(6,608)	8,213	1,324
Share of losses from subsidiaries and consolidated VIEs	(6,681)	(13,413)	(9,592)	(1,547)

loss before income taxes	(16,991)	(34,229)	(6,841)	(1,103)

Net loss	(16,991)	(34,229)	(6,841)	(1,103)

Foreign currency translation	29	(1,975)	46	7
Unrealized gain from available-for-sale investments	1,594	1,821	583	94
Amounts reclassified from accumulated other comprehensive income	(224)	(1,912)	—	—

Total other comprehensive income (loss), net of tax	1,399	(2,066)	629	101
Comprehensive loss	(15,592)	(36,295)	(6,212)	(1,002)

CONDENSED STATEMENTS OF CASH FLOWS

(Amounts in thousands of Renminbi (“RMB”) and US dollars (“US$”))

	For the years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Net cash used in operating activities	(108,007)	(40,370)	(1,120)	(181)

Cash flows from investing activities:
Purchases of property and equipment	(5,716)	—	—	—
Cash given to subsidiaries and consolidated VIEs	—	(12,240)	(283,068)	(45,622)
Cash paid for long term investment	(3,000)	(4,815)	(2,692)	(434)
Cash received from sale of available-for-sale investments	18,582	57,260	—	—

Net cash generated by (used in) investing activities	9,866	40,205	(285,760)	(46,056)

Cash flows from financing activities:
Consideration paid to selling shareholders	—	—	(183,858)	(29,633)
Proceeds received on behalf of selling shareholders			183,858	29,633
Proceeds from issuance of ordinary shares	—	—	158,044	25,472
Proceeds from employee share options exercised	3,351	15,683	13,975	2,252
Cash guaranteed as restricted cash	—	(60,000)	60,000	9,670
Payment for repurchase of ordinary shares	(9,463)	—	—	—
Payment of dividend	(130)	—	—	—

Net cash (used in) generated by financing activities	(6,242)	(44,317)	232,019	37,394

Net decrease in cash and cash equivalents	(104,383)	(44,482)	(54,861)	(8,843)
Cash and cash equivalents at beginning of the year	269,859	164,024	117,626	18,958
Effect of foreign exchange rate changes on cash	(1,452)	(1,916)	10,643	1,716
Cash and cash equivalents at end of the year	164,024	117,626	73,408	11,831

(a)  Basis of presentation

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Company used the equity method to account for investment in its subsidiaries and VIEs. The Company records its investment in its subsidiaries and VIEs under the equity method of accounting. Such investment is presented on the balance sheets as “Investment in subsidiaries” and share of their income as “Share of losses from subsidiaries and Consolidated VIEs” on the statements of comprehensive loss. The PRC subsidiary and VIEs have restrictions on their ability to pay dividends to the Company under PRC laws and regulations (Note 21). The subsidiaries and VIEs did not pay any dividends to the Company for the years presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted by reference to the consolidated financial statements.

(b)  Commitments

The Company does not have a significant commitments or long-term obligations as of any of the periods presented.